Condensed Statements of Operation (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss per share attributable to ordinary shareholders, diluted	$ (0.003)	$ (0.004)	$ (0.006)	$ (0.01)
Weighted average number of shares used for computing diluted net loss per share (in Shares)	1,351,850,046	746,898,671	1,322,019,241	745,817,220